Available-for-sale Securities (Tables)	12 Months Ended
Mar. 31, 2016
Available-for-sale Securities [Abstract]
Schedule of Available-For-Sale Securities
	March 31,
	2015	2016

Cost	$1,614	$1,614

Market value	$1,676	$1,603